AB Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.3%
Long-Term Municipal Bonds – 89.9%
Alabama – 5.2%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2036	$1,140	$1,346,132
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	5,965	6,442,207
Series 2025-E 5.00%, 12/01/2055	1,000	1,072,272
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034(a)	1,035	1,125,126
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(b)	1,000	1,074,384
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,000	1,042,692
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-A 5.25%, 01/01/2054	1,830	1,958,821
Series 2023-D 4.302% (SOFR + 1.85%), 06/01/2049(c)	2,500	2,562,320
Series 2025-G 5.00%, 10/01/2035	2,500	2,686,935
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,015	1,070,076
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	1,100	1,181,645
Series 2025-D 5.00%, 12/01/2055	1,000	1,072,310
Series 2026-F 5.00%, 12/01/2035	1,535	1,656,722
Black Belt Energy Gas District (Royal Bank of Canada) Series 2021 4.00%, 06/01/2051	16,155	16,526,432
Series 2022-D 4.00%, 07/01/2052	2,555	2,587,578
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	1,000	1,074,861

	Principal Amount (000)	U.S. $ Value

Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	$2,000	$2,144,363
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,705	1,775,000
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	2,875	3,157,370
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,085	1,155,033
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,041,319
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	3,300	3,582,832
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	18,485	18,638,278
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,000	1,102,110
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,119,152
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	3,000	3,176,941

		82,372,911

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	190	198,528

Arizona – 2.5%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2030	935	964,061
5.00%, 11/01/2031	800	873,018
5.00%, 11/01/2032	650	705,555
5.00%, 11/01/2033	900	973,346

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2041	$500	$470,430
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(d) (e) (f)	1,000	23,500
6.75%, 07/01/2030(d) (e) (f)	1,000	23,500
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	1,800	1,808,240
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	1,000	980,946
Series 2024-B 5.68%, 01/01/2043(b)	215	210,658
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	5,000	5,102,748
Series 2024 4.00%, 06/01/2049	2,000	2,040,016
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	4,000	3,507,522
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor Intl Airport) Series 2018 5.00%, 07/01/2043	4,000	4,063,911
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,144,480
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	4,000	4,214,275
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2043	1,000	1,067,393
5.00%, 12/01/2044	1,000	1,057,157
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	2,500	2,629,206
State of Arizona Lottery Revenue (Prerefunded - US Treasuries) Series 2019 5.00%, 07/01/2028	5,000	5,310,432

	Principal Amount (000)	U.S. $ Value

Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.00%, 08/01/2041	$1,600	$1,733,412

		39,903,806

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,000	1,084,206
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	670	669,549

		1,753,755

California – 9.8%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,846,055
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	2,500	2,244,503
ARC70 II Trust (ARC70 II TRUST) Series 2023 5.00%, 04/01/2065(b)	5,533	5,455,436
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	2,000	2,112,807
Series 2024C 5.00%, 08/01/2055	1,000	1,060,087
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	1,000	1,053,279
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	2,500	2,743,033
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,025	1,123,914
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	3,090	3,287,703
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	1,125	1,208,704
California Community Choice Financing Authority (Morgan Stanley) Series 2026-A 3.902% (SOFR + 1.45%), 04/01/2056(c)	1,685	1,685,217

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (New York Life Insurance) Series 2025G 5.00%, 12/01/2035	$3,000	$3,335,291
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056	1,090	1,190,398
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	2,315	2,519,231
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	3,315	2,549,778
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	985	837,403
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	1,360	1,519,067
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	924	922,915
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,694	4,803,299
Series 2021-2, Class X 0.825%, 03/25/2035(g)	2,347	89,449
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,866	1,822,526
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(b)	6,000	6,002,831
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	1,000	832,706
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	1,000	1,080,765

	Principal Amount (000)	U.S. $ Value

City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	$4,505	$5,140,423
5.00%, 06/01/2043	1,500	1,689,238
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2021 5.00%, 05/15/2035	4,000	4,417,273
Series 2022 5.00%, 05/15/2028	4,000	4,215,024
Series 2025 5.00%, 05/15/2036	3,365	3,873,597
5.25%, 05/15/2044	1,000	1,088,723
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	2,000	1,617,329
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	3,200	2,659,752
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,300	1,945,777
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	2,000	1,548,334
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	2,290	2,097,134
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-B 5.00%, 07/01/2036	1,000	1,143,906
5.00%, 07/01/2037	1,315	1,490,434
5.00%, 07/01/2038	1,855	2,087,087
5.00%, 07/01/2039	2,500	2,797,312
Series 2024-C 5.00%, 07/01/2041	1,700	1,874,614
Series 2024-D 5.00%, 07/01/2043	2,670	2,892,113
Series 2024-E 5.00%, 07/01/2039	2,550	2,869,925
BAM Series 2025-A 5.25%, 07/01/2045	1,000	1,093,530
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2045	1,065	1,113,067

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2020-B 4.00%, 07/01/2030	$1,435	$1,509,197
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,755	2,178,546
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.286% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(c)	5,000	4,830,355
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2025 5.25%, 07/01/2041	1,000	1,128,748
San Francisco Intl Airport (San Francisco Intl Airport) Series 2023-E 5.50%, 05/01/2040	5,000	5,600,607
Series 2024 5.00%, 05/01/2036	5,960	6,756,161
5.00%, 05/01/2037	2,000	2,248,343
5.25%, 05/01/2040	4,975	5,551,809
5.25%, 05/01/2044	3,380	3,634,482
Series 2025-D 5.00%, 05/01/2031	1,000	1,111,820
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,060	1,191,564
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,493,303
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	3,760	4,190,034
Series 2024 5.00%, 07/01/2042	1,400	1,534,763
State of California (State of California) Series 2023 5.00%, 09/01/2037	10,000	11,518,137
Series 2025 5.00%, 03/01/2044	1,200	1,325,086
University of California (University of California) Series 2025-C 5.25%, 05/15/2040	1,000	1,243,306

		156,027,250

	Principal Amount (000)	U.S. $ Value

Colorado – 3.6%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J) Series 2024 5.00%, 12/15/2026	$1,135	$1,162,566
City & County of Denver CO (City & County of Denver CO COP) Series 2023 5.00%, 12/01/2026	1,065	1,089,794
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2031	7,910	8,844,767
5.00%, 11/15/2033	10,000	11,221,436
5.00%, 11/15/2034	2,000	2,230,517
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2028	2,090	2,219,142
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,798,382
Series 2023 5.00%, 11/15/2058	5,280	5,596,778
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	1,015	1,096,631
5.00%, 08/01/2032	640	686,878
5.00%, 08/01/2033	750	802,821
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,631,610
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	1,000	1,011,382
Denver City & County School District No. 1 (Denver City & County School District No. 1) Series 2025-A 5.00%, 12/01/2026	1,170	1,197,042
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.196% (SOFR + 0.75%), 09/01/2039(c)	2,000	1,996,837
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	1,629	1,500,019

	Principal Amount (000)	U.S. $ Value

Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	$190	$193,173
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	3,000	3,318,175
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	6,000	6,965,704
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,000	1,057,643

		56,621,297

Connecticut – 1.8%
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2035	1,920	2,032,480
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2037	4,665	4,723,202
4.00%, 07/01/2040	1,500	1,478,512
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	7,710	7,710,670
State of Connecticut (State of Connecticut) Series 2016-A 5.00%, 03/15/2032	2,160	2,166,420
Series 2018-B 5.00%, 04/15/2028	1,440	1,524,265
Series 2022-E 5.00%, 11/15/2026	2,000	2,043,564
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2020 5.00%, 05/01/2038	3,040	3,276,748
Series 2023-A 5.25%, 07/01/2042	3,000	3,362,118

		28,317,979

District of Columbia – 3.0%
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039	2,400	2,466,838

	Principal Amount (000)	U.S. $ Value

District of Columbia (District of Columbia) Series 2024-A 5.00%, 08/01/2042	$1,015	$1,124,249
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2029	4,765	5,080,888
5.00%, 08/31/2030	5,025	5,443,358
5.00%, 02/29/2032	5,475	6,028,492
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2035	3,750	4,401,769
Series 2025-A 5.00%, 06/01/2045	10,000	10,732,998
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2026	3,065	3,116,396
Series 2024-A 5.00%, 10/01/2034	2,000	2,261,535
5.00%, 10/01/2042	1,000	1,063,292
5.25%, 10/01/2041	2,000	2,197,669
Series 2025-A 5.00%, 10/01/2035	1,000	1,151,149
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.00%, 07/15/2040	2,540	2,799,167

		47,867,800

Florida – 4.2%
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.125%, 06/01/2042	2,400	2,438,922
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	2,600	2,575,850
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	6,130	7,033,132
5.00%, 10/01/2035	1,325	1,502,957
5.00%, 10/01/2036	6,030	6,772,538
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2036	1,715	1,858,898
5.00%, 10/01/2038	2,835	3,041,433
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	115	97,741
Zero Coupon, 10/01/2031	140	114,356
Zero Coupon, 10/01/2032	100	78,388

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 10/01/2033	$115	$86,402
Zero Coupon, 10/01/2034	125	89,835
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2040	1,710	1,903,180
5.25%, 10/01/2041	1,750	1,942,118
5.25%, 10/01/2042	1,100	1,207,301
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	8,000	8,666,427
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	1,003,748
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	500	492,086
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	4,500	4,878,173
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,000	1,021,698
Series 2024 5.00%, 10/01/2036	2,175	2,448,056
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.50%, 11/01/2036	1,000	1,085,163
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2043	2,000	2,176,159
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	1,000	1,165,551
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	1,700	1,802,535
Series 2025-B 5.25%, 04/01/2040	1,000	1,145,859
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	1,140	1,190,051

	Principal Amount (000)	U.S. $ Value

Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2036	$1,000	$1,024,418
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.00%, 11/01/2032	1,210	1,337,440
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d) (e) (f) (h) (i)	950	190,000
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2025-A 5.00%, 05/01/2026	3,500	3,522,648
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053	2,580	2,619,417

		66,512,480

Georgia – 3.5%
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2045(b)	1,155	1,209,299
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2034	4,490	4,733,469
Augusta GA Water & Sewer Revenue (Augusta GA Water & Sewer Revenue) Series 2017 5.00%, 10/01/2026	1,740	1,769,502
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2038	3,440	3,736,381
5.00%, 07/01/2042	6,830	7,236,193
Series 2025-B 5.00%, 07/01/2037	1,000	1,117,154
5.00%, 07/01/2038	1,000	1,109,351
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052	2,075	2,120,496
Series 2023-A 5.00%, 06/01/2053	1,155	1,226,179
Series 2024-C 5.00%, 12/01/2054	4,000	4,287,764
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053	8,000	8,470,667

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2025-A 5.00%, 06/01/2055	$1,690	$1,824,922
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2037	1,400	1,683,816
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2024 5.00%, 01/01/2043	1,150	1,214,075
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	10,000	11,607,910
State of Georgia (State of Georgia) Series 2016-E 5.00%, 12/01/2026	2,000	2,046,193

		55,393,371

Guam – 0.3%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2042	1,000	1,077,936
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2043	1,930	2,004,236
Territory of Guam (Territory of Guam) Series 2025-G 5.00%, 01/01/2034	1,000	1,125,339

		4,207,511

Hawaii – 0.1%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2044	1,000	1,052,014

Idaho – 0.2%
Idaho State Building Authority (State of Idaho Sales Tax Revenue) Series 2024-A 5.00%, 06/01/2026	2,500	2,522,831

Illinois – 5.9%
Chicago Board of Education (Chicago Board of Education) Series 2018-A 5.00%, 12/01/2027	1,200	1,222,434
Series 2025-B 6.00%, 12/01/2037	2,550	2,812,252
6.00%, 12/01/2038	2,200	2,409,477

	Principal Amount (000)	U.S. $ Value

6.00%, 12/01/2039	$2,000	$2,176,049
6.00%, 12/01/2043	1,000	1,058,177
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2034	2,500	2,591,428
5.00%, 01/01/2037	5,260	5,416,220
5.00%, 01/01/2038	1,000	1,032,122
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022 5.00%, 01/01/2028	680	709,236
5.00%, 01/01/2031	600	661,364
5.00%, 01/01/2042	3,850	4,034,118
Series 2024-A 5.00%, 01/01/2039	3,400	3,702,403
Series 2025-A 5.00%, 01/01/2036	1,500	1,693,649
City of Chicago IL (City of Chicago IL) Series 2025-B 5.50%, 01/01/2040	1,000	1,088,727
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,000	1,006,410
Series 2025 4.80%, 12/01/2043(b)	1,000	1,040,370
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2034	100	99,639
Illinois Finance Authority (Mercy Health Corp.) Series 2016 5.00%, 12/01/2040	2,000	2,017,277
Illinois Finance Authority (Washington & Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2040	9,375	8,566,217
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	3,500	3,439,045
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	125	129,602
Series 2024 5.67%, 11/01/2038(e)	1,190	1,194,029
Illinois Housing Development Authority (FCR 2019-B) Series 2019-B, Class 1 3.87%, 11/15/2035(b)	12,182	11,043,475

	Principal Amount (000)	U.S. $ Value

Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2020-A 5.00%, 01/01/2041	$7,015	$7,502,895
Series 2021-A 5.00%, 01/01/2041	7,790	8,431,384
5.00%, 01/01/2043	6,700	7,130,633
State of Illinois (State of Illinois) Series 2022-A 5.50%, 03/01/2042	2,945	3,190,318
Series 2022-B 5.25%, 10/01/2037	3,000	3,328,653
Series 2024-B 5.00%, 05/01/2038	1,000	1,102,941
5.00%, 05/01/2041	1,400	1,505,517
Series 2025-E 5.00%, 09/01/2043	1,000	1,053,421
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) BAM Series 2018-A 5.00%, 06/15/2028	1,100	1,165,197

		93,554,679

Indiana – 2.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d) (f)	87	9
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	5,000	5,260,329
Series 2025 4.20%, 06/01/2044	1,000	1,062,914
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2042	1,500	1,633,847
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d) (e) (f)	2,220	111,000
Indiana Finance Authority (CWA Authority, Inc.) Series 2014-A 4.25%, 10/01/2044	1,955	1,914,778
Series 2024 5.00%, 10/01/2033	2,000	2,322,347
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,806,226
4.50%, 05/01/2035	7,555	7,649,860
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,210,283
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2023-B 5.00%, 10/01/2062	3,285	3,457,732

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265% (SOFR + 0.71%), 11/01/2046(c) (e)	$1,910	$1,912,910
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	5,000	5,234,561
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority) Series 2023 5.00%, 01/01/2033	1,440	1,607,849
Indianapolis Local Public Improvement Bond Bank (Indianapolis Local Public Improvement Bond Bank) Series 2023 5.00%, 02/01/2043	1,030	1,107,374

		40,292,019

Iowa – 0.9%
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	2,275	2,177,470
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2034	500	509,773
4.00%, 06/01/2035	515	523,814
4.00%, 06/01/2040	500	481,236
5.00%, 06/01/2031	900	982,324
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	9,300	9,410,146

		14,084,763

Kansas – 0.1%
Kansas Development Finance Authority (Prerefunded - US Treasuries) Series 2021 5.00%, 11/15/2054	720	766,427

Kentucky – 0.3%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026	180	180,000
5.00%, 02/01/2027	195	198,525
5.00%, 02/01/2030	125	134,429
5.00%, 02/01/2031	150	161,536
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2042	2,000	2,156,699

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	$1,060	$1,149,058

		3,980,247

Louisiana – 0.5%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2041	1,910	2,055,008
Jefferson Sales Tax District (Jefferson Sales Tax District) AG Series 2017-B 5.00%, 12/01/2034	1,800	1,868,228
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	1,764	1,795,269
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2045(b)	1,000	1,024,863
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(b)	455	504,336
6.10%, 12/01/2040(b)	390	432,341
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,000	1,011,980

		8,692,025

Maryland – 0.6%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2035	1,000	1,173,658
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	2,190	2,473,570
State of Maryland (State of Maryland) Series 2022-A 5.00%, 06/01/2035	1,000	1,139,388
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2039	1,000	1,097,073

	Principal Amount (000)	U.S. $ Value

State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 05/01/2026	$3,210	$3,214,224

		9,097,913

Massachusetts – 1.5%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	4,120	4,171,099
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	554	554,623
Series 2024-B 5.00%, 05/01/2043	2,000	2,190,169
Series 2025-A 5.00%, 04/01/2043	1,500	1,656,025
5.00%, 04/01/2044	1,000	1,092,069
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.00%, 07/01/2045	2,500	2,701,728
Massachusetts Development Finance Agency (Emerson College) Series 2025 5.00%, 01/01/2029	1,175	1,235,409
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045	1,000	1,036,867
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 4.00%, 07/01/2046	1,000	872,934
Massachusetts Port Authority (Massachusetts Port Authority) Series 2019-A 5.00%, 07/01/2038	2,500	2,619,637
Series 2019-C 5.00%, 07/01/2039	3,050	3,186,617
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-C 5.00%, 08/01/2040	2,810	3,178,600

		24,495,777

Michigan – 1.4%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2035	750	777,504

	Principal Amount (000)	U.S. $ Value

City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.228% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(c)	$2,605	$2,604,324
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,000	1,032,443
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2025-A 5.00%, 07/01/2033	1,000	1,162,621
Michigan Finance Authority (Bronson Health Care Group Obligated Group) Series 2019 3.75%, 11/15/2049	11,080	11,098,095
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2027	1,735	1,764,589
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	1,815,902
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	870	828,045
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2040	1,000	1,114,498

		22,198,021

Minnesota – 0.7%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b) (j)	1,500	1,563,735
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2041	1,000	1,082,849
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(b)	1,000	998,031
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 4.00%, 01/01/2038	4,250	4,293,971
5.00%, 01/01/2039	2,105	2,259,134

	Principal Amount (000)	U.S. $ Value

Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	$1,000	$1,040,061

		11,237,781

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2035	1,000	1,123,781
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(b)	1,000	1,035,877

		2,159,658

Missouri – 0.3%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2036	2,000	2,350,003
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	120	123,298
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,680,761

		4,154,062

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	1,968,130
5.00%, 02/15/2033	1,350	1,377,501

		3,345,631

Nebraska – 0.7%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	2,000	2,122,255
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	5,000	5,371,114
Lincoln Airport Authority (Lincoln Airport Authority) Series 2021 4.00%, 07/01/2035	3,045	3,166,380

		10,659,749

	Principal Amount (000)	U.S. $ Value

Nevada – 1.4%
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2022-A 4.00%, 06/01/2036	$5,000	$5,245,130
4.00%, 06/01/2037	6,350	6,617,506
Series 2025-A 5.00%, 06/01/2045	5,650	6,069,599
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2036	1,000	1,101,691
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2029	2,625	2,795,395
5.00%, 07/01/2035	805	853,466

		22,682,787

New Hampshire – 1.9%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.162%, 10/01/2051	1,981	1,997,561
National Finance Authority Affordable Housing Certificates Series 2024-1 (NFAAH 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040	1,993	1,999,597
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	741	740,739
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	747	747,089
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-2 5.15%, 09/28/2037	1,000	1,021,059
Series 2025-A Zero Coupon, 02/01/2035(b)	994	546,550
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	1,406	1,443,266
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	9,523	9,782,163
Series 2022-1, Class X 0.35%, 09/20/2036(g)	8,094	151,206

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	$4,773	$4,780,684
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.494%, 07/01/2051(g)	2,140	76,110
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.504%, 08/20/2039(g)	988	38,142
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)	1,655	1,655,469
Series 2025-1, Class A1 4.167%, 01/20/2041	993	991,619
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.218%, 11/20/2042	3,485	3,426,093
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	687	686,944
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	565	565,863

		30,650,154

New Jersey – 4.0%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(b)	1,000	1,042,676
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	2,027,917
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AG Series 2022-A 4.00%, 07/01/2039	550	563,460
4.00%, 07/01/2040	750	764,922
4.00%, 07/01/2041	835	848,373
5.00%, 07/01/2034	845	959,025
5.00%, 07/01/2035	400	451,313
5.00%, 07/01/2036	600	671,697
5.00%, 07/01/2037	600	667,282
5.00%, 07/01/2038	745	822,826
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,480	1,493,350
5.00%, 06/15/2029	4,390	4,429,561
Series 2018-A 5.00%, 06/15/2028	4,170	4,207,897

	Principal Amount (000)	U.S. $ Value

5.00%, 06/15/2029	$17,500	$17,657,705
5.00%, 06/15/2030	1,500	1,513,118
5.00%, 06/15/2031	3,000	3,025,602
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.00%, 06/15/2040	3,265	3,609,167
5.00%, 06/15/2043	1,250	1,343,882
Series 2024-A 4.00%, 06/15/2042	3,530	3,508,015
5.00%, 06/15/2037	3,750	4,307,831
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-C 5.00%, 01/01/2043	2,400	2,618,221
5.00%, 01/01/2044	1,000	1,082,437
Series 2025-C 5.00%, 01/01/2032	1,000	1,139,722
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2030	4,750	4,994,979

		63,750,978

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund (State of New Mexico Severance Tax Permanent Fund) Series 2022-A 5.00%, 07/01/2031	1,000	1,132,160

New York – 7.5%
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	3,120	3,012,945
Series 2024-C 5.25%, 09/01/2050	3,000	3,141,756
Series 2025-B 5.00%, 08/01/2028	1,500	1,598,955
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	37,115	40,700,606
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-B 5.00%, 11/15/2027	1,370	1,394,981
Series 2017 5.00%, 11/15/2026	555	566,830
Series 2017-C 5.00%, 11/15/2027	1,745	1,827,995
Series 2020-A 5.00%, 11/15/2045	5,120	5,509,066
Series 2025 5.00%, 11/15/2044	2,440	2,573,275

	Principal Amount (000)	U.S. $ Value

New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2023 5.00%, 06/15/2034	$2,000	$2,374,722
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	6,800	7,711,958
5.00%, 11/01/2039	1,900	2,132,187
Series 2025 5.00%, 05/01/2043	2,500	2,714,979
Series 2025-H 5.00%, 11/01/2044	1,865	2,004,859
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	1,000	1,065,720
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	200	200,010
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,083,333
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034	2,000	1,701,954
2.252%, 03/15/2032	2,000	1,779,880
Series 2021-A 4.00%, 03/15/2039	1,000	1,018,309
Series 2022-A 4.00%, 03/15/2039	2,000	2,043,173
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	830,473
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	2,825	3,017,851
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2042	1,610	1,682,751
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	345	344,983
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 5.00%, 06/01/2028	2,265	2,373,287
5.00%, 06/01/2032	2,245	2,424,016

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.00%, 05/15/2045	$2,945	$2,940,821
2.591%, 05/15/2036	2,000	1,659,018
2.917%, 05/15/2040	1,000	783,222
Series 2022 3.489% (SOFR + 1.05%), 04/01/2026(c)	6,000	6,002,202
Series 2024 5.00%, 11/15/2035	3,000	3,555,166
Series 2026 5.00%, 02/01/2028(a)	4,750	5,004,981
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 03/01/2028	1,000	1,055,286

		118,831,550

North Carolina – 0.2%
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	1,400	1,401,142
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2032(b)	655	722,095
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 3.20%, 11/01/2030	1,000	1,003,764

		3,127,001

Ohio – 2.4%
American Municipal Power, Inc. (Prerefunded - US Govt Agencies) Series 2016-A 5.00%, 02/15/2036	5,000	5,004,762
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,451,411
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037	1,125	1,246,729
5.25%, 01/01/2044	2,000	2,114,916
5.25%, 01/01/2045	1,430	1,496,947
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,031,167
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	2,000	2,170,016

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	$1,250	$1,365,083
5.00%, 02/01/2039	3,860	4,195,877
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(b)	1,000	1,042,749
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	750	794,361
Series 2014 4.939%, 09/01/2032	805	863,295
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	3,325	3,899,694
State of Ohio (Prerefunded - US Treasuries) Series 2024 5.00%, 01/01/2035	75	87,805
University of Toledo (University of Toledo) Series 2023-B 3.455% (SOFR + 0.90%), 06/01/2036(b) (c)	9,525	9,438,411

		38,203,223

Oklahoma – 0.5%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	2,500	2,370,684
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	2,000	2,117,674
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	2,000	2,128,869
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,000	1,160,934

		7,778,161

Oregon – 0.9%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	1,000	1,000,263

	Principal Amount (000)	U.S. $ Value

Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	$4,750	$5,126,946
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040	3,175	3,164,013
Series 2023 5.25%, 07/01/2041	2,175	2,383,915
Series 2024-T 5.00%, 07/01/2038	3,000	3,323,438

		14,998,575

Other – 1.1%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038	940	778,481
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML12) Series 2021-ML12, Class AUS 2.34%, 07/25/2041	2,379	1,948,130
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XCA 0.959%, 07/25/2036(g)	1,102	59,059
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(g)	1,984	132,805
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.686%, 10/25/2040	2,467	2,506,992
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.702%, 04/25/2042(b)	1,987	1,989,364
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 4.30%, 05/25/2041	1,971	1,934,063
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.76%, 08/25/2041	1,986	2,036,214
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	1,938	1,888,430
4.604%, 06/25/2042	999	1,005,687
4.837%, 03/25/2042	3,499	3,653,062

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class X 0.691%, 10/01/2036(g)	$4,773	$195,018

		18,127,305

Pennsylvania – 5.0%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.98% (MUNIPSA + 0.70%), 11/15/2047(c)	5,000	4,958,132
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	2,200	2,027,169
8.00%, 06/30/2034	325	330,910
Series 2024-A 6.00%, 06/30/2034	155	166,901
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	750	758,906
City of Philadelphia PA (City of Philadelphia PA) Series 2017 5.00%, 08/01/2028	12,990	13,468,050
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027	3,000	3,095,549
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AG Series 2022 4.00%, 07/01/2040	10,000	9,935,998
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 5.00%, 03/01/2033	1,600	1,601,999
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,571,313
Series 2022 4.00%, 05/01/2036	1,100	1,121,395
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,001,047
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.98% (MUNIPSA + 0.70%), 11/15/2047(c)	5,000	4,978,225

	Principal Amount (000)	U.S. $ Value

Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044	$2,550	$2,782,303
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2017 5.00%, 12/01/2028	1,750	1,830,626
5.00%, 12/01/2029	1,255	1,312,766
Series 2021-A 3.00%, 12/01/2042	1,245	1,054,269
Series 2022-A 5.00%, 12/01/2036	1,000	1,130,761
Series 2024 5.00%, 12/01/2038	2,800	3,203,432
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	1,012,603
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.355% (SOFR + 0.80%), 09/01/2040(b) (c)	10,000	9,941,602
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2016-F 5.00%, 09/01/2034	5,000	5,064,288
Series 2023-A 5.25%, 09/01/2039	2,000	2,243,282
5.25%, 09/01/2043	4,000	4,338,160

		78,929,686

Puerto Rico – 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,998,249
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	970	998,165

		2,996,414

South Carolina – 1.1%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	100,719
5.41%, 11/01/2039	1,315	1,303,092
6.28%, 11/01/2039	100	99,137

	Principal Amount (000)	U.S. $ Value

Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(e) (h) (i) (k)	$390	$390,446
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.25%, 10/15/2042(b)	1,000	1,014,339
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d) (e) (f)	1,000	110,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.25%, 11/01/2044	2,500	2,692,754
5.50%, 11/01/2054	2,500	2,630,787
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2034	1,000	1,007,167
5.00%, 12/01/2036	1,535	1,544,701
Series 2016-B 5.00%, 12/01/2037	5,040	5,113,744
Series 2016-C 5.00%, 12/01/2035	930	945,755

		16,952,641

Tennessee – 2.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,410	1,350,709
Series 2016-B Zero Coupon, 12/01/2031(b)	1,000	725,032
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(e)	1,000	991,985
9.25%, 11/01/2042(e)	1,000	974,136
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2045	3,120	3,174,125
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	2,000	2,285,536
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2037	1,000	1,123,279
5.50%, 07/01/2038	1,300	1,452,234
5.50%, 07/01/2042	1,485	1,620,303

	Principal Amount (000)	U.S. $ Value

Series 2026-B 5.00%, 07/01/2036(a)	$1,000	$1,145,510
Series 2026-D 5.00%, 07/01/2035(a)	1,000	1,150,686
Tennergy Corp./TN (Morgan Stanley) Series 2021-A 4.00%, 12/01/2051	9,015	9,183,317
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,349,287
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	4,000	4,145,468
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	2,425	2,635,876
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	3,500	3,769,828
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	990	803,766

		41,881,077

Texas – 5.6%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2021-B 5.00%, 01/01/2034	1,575	1,734,932
5.00%, 01/01/2037	1,675	1,816,552
5.00%, 01/01/2039	1,000	1,074,995
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue) Series 2022 5.00%, 11/15/2042	2,500	2,636,359
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2025-A 5.25%, 07/01/2038	1,000	1,135,974
AG Series 2023 5.00%, 07/01/2033	4,000	4,511,136
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	6,000	6,509,428
5.50%, 07/15/2036	2,495	2,730,213
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D 5.00%, 11/15/2043	1,780	1,839,029

	Principal Amount (000)	U.S. $ Value

City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2038	$1,750	$1,897,540
5.00%, 02/01/2039	2,000	2,157,525
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	905	904,112
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2033	1,000	1,137,759
5.00%, 11/01/2035	1,000	1,134,505
5.25%, 11/01/2039	2,880	3,227,909
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2013 5.80%, 10/01/2045(j)	1,000	1,051,975
Series 2018-A 5.00%, 10/01/2043	6,090	6,262,468
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.13% (MUNIPSA + 0.85%), 07/01/2049(c)	2,885	2,885,156
Series 2024 5.00%, 07/01/2034	2,000	2,324,177
Longview Independent School District (Prerefunded - US Treasuries) Series 2017 4.00%, 02/15/2035	1,625	1,665,294
Lower Colorado River Authority (LCRA Transmission Services) Series 2021 5.00%, 05/15/2029	800	865,073
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d) (f) (j)	974	418,738
7.50%, 11/15/2036(d) (f)	225	225,000
7.50%, 11/15/2037(d) (f)	35	35,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,120	1,120,218

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042	$1,825	$1,560,315
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 5.75%, 07/01/2035(b)	1,000	1,035,025
North Texas Tollway Authority (North Texas Tollway System) Series 2021-B 4.00%, 01/01/2032	1,080	1,133,625
Plano Independent School District (Plano Independent School District) Series 2023 5.00%, 02/15/2043	1,260	1,352,345
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(b)	1,000	913,277
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,002,899
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.00%, 01/01/2027(b)	550	539,844
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	2,160	2,265,964
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group) Series 2026 5.00%, 11/15/2029(a)	1,000	1,091,565
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	2,465	2,633,209
5.00%, 07/01/2031	10,940	11,666,187
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(d) (h) (i) (l)	904	0
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039	1,000	1,123,123

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	$5,790	$6,181,678
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,163,917
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	1,000	1,083,981
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2043	1,000	1,087,838

		88,135,859

Utah – 0.4%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2023-A 5.00%, 07/01/2034	1,400	1,576,034
Series 2025-A 5.25%, 07/01/2043	1,475	1,599,789
Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2039	2,000	2,210,951
Series 2024-A 5.00%, 07/01/2039	1,000	1,120,090
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(b) (j)	450	399,219

		6,906,083

Virginia – 0.7%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2042	2,000	2,203,230
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	3,565	3,136,151
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,670	1,474,066
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	1,000	816,510
Virginia Public Building Authority (Commonwealth of Virginia State Lease) Series 2024-A 5.00%, 08/01/2044	1,085	1,175,794

	Principal Amount (000)	U.S. $ Value

Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2025 5.00%, 08/01/2040	$2,000	$2,262,852

		11,068,603

Washington – 2.7%
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2029	8,280	8,501,396
5.00%, 05/01/2030	6,200	6,366,550
5.00%, 05/01/2038	1,000	1,017,607
Series 2021 4.00%, 08/01/2041	13,380	13,337,770
Series 2024 5.25%, 07/01/2043	1,835	1,993,894
Snohomish County School District No. 21 Snohomish (Snohomish County School District No. 201 Snohomish) Series 2025 5.00%, 12/01/2027	1,000	1,050,037
State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030	1,710	1,778,941
Series 2024-C 5.00%, 02/01/2045	3,000	3,200,107
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(b)	2,125	2,140,860
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	916	898,652
Series 2021-1, Class X 0.727%, 12/20/2035(g)	916	33,931
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.495%, 04/20/2037(g)	2,933	279,008
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	991	976,194
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 4.079%, 08/20/2063	1,992	1,932,840

		43,507,787

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	$1,180	$992,298
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,710	1,601,327
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(d) (e) (f)	2,500	1,500,000

		4,093,625

Wisconsin – 1.3%
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	1,000	931,456
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,000	1,009,070
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,060	1,092,186
Series 2025 6.375%, 07/01/2045	1,000	1,050,283
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	280	255,120
Series 2022-A 3.875%, 12/01/2039(b)	1,285	1,166,659
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 6.00%, 01/01/2035(b)	1,045	1,091,782
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	1,000	465,736
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(e)	5,000	4,621,474
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(b)	3,100	3,247,596

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(b)	$2,000	$620,060
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2022 4.00%, 04/01/2032(b)	15	15,551
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,500	1,560,634
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2035	1,220	1,239,877
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	773	772,952
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 5.00%, 07/01/2035	300	312,186
5.00%, 07/01/2036	350	362,466
5.00%, 07/01/2038	375	385,171
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1 4.10%, 09/25/2039	920	923,650

		21,123,909

Total Long-Term Municipal Bonds (cost $1,425,167,744)		1,426,347,863

Short-Term Municipal Notes – 6.4%
Arizona – 0.0%
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2024 3.20%, 02/01/2048(m)	560	560,000

California – 0.5%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	7,425	7,510,090
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.73%, 10/01/2047(b) (m)	1,000	1,000,000

		8,510,090

	Principal Amount (000)	U.S. $ Value

Colorado – 1.0%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	$5,200	$5,256,726
Series 2026 5.00%, 06/30/2026	10,000	10,112,482

		15,369,208

Connecticut – 0.2%
Town of Greenwich CT (Town of Greenwich CT) Series 2026 4.00%, 02/04/2027(a)	3,500	3,561,142

Florida – 0.5%
School District of Broward County/FL (School District of Broward County/FL) Series 2025 4.00%, 06/25/2026	8,000	8,052,213

Georgia – 0.1%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026(a)	1,500	1,522,709

Idaho – 0.2%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2025 3.20%, 03/01/2060(m)	2,600	2,600,000

Michigan – 0.1%
Oakland University (Oakland University) Series 2010 2.15%, 03/01/2031(m)	1,000	1,000,000

New York – 1.7%
City of New York NY (City of New York NY) Series 2008-L 3.25%, 04/01/2038(m)	3,000	3,000,000
Series 2013-D 3.20%, 08/01/2040(m)	3,600	3,600,000
County of Suffolk NY (County of Suffolk NY) Series 2025 4.00%, 07/24/2026	5,500	5,547,524
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026	3,420	3,425,424
4.00%, 08/21/2026	6,700	6,763,639
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 3.26% (MUNIPSA + 0.98%), 05/01/2026(c)	4,800	4,800,000

		27,136,587

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 3.20%, 01/15/2044(m)	$1,595	$1,595,000

Oregon – 0.4%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 3.20%, 08/01/2034(m)	700	700,000
Series 2018-B 3.20%, 08/01/2034(m)	4,870	4,870,000

		5,570,000

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.73%, 03/01/2029(m)	4,000	4,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.73%, 03/01/2029(m)	4,800	4,800,000

		8,800,000

Rhode Island – 0.1%
City of Cranston RI (City of Cranston RI) Series 2025-1 4.00%, 08/19/2026	2,000	2,018,471

South Carolina – 0.8%
Berkeley County School District (Berkeley County School District) Series 2025-A 5.00%, 06/01/2026	3,000	3,026,546
Clover School District No. 2 (Clover School District No. 2) Series 2025 5.00%, 10/01/2026	2,140	2,177,991
Greenville County School District (Greenville County School District) Series 2025-C 5.00%, 06/29/2026	2,920	2,952,001
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	3,000	3,039,652

	Principal Amount (000)	U.S. $ Value

South Carolina Association of Governmental Organizations (South Carolina Association of Governmental Organizations) Series 2025-B 5.00%, 03/02/2026	$2,285	$2,289,829

		13,486,019

Virginia – 0.1%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	2,000	2,024,697

Total Short-Term Municipal Notes (cost $101,737,616)		101,806,136

Total Municipal Obligations (cost $1,526,905,360)		1,528,153,999

CORPORATES - INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Consumer Non-Cyclical – 0.3%
Baylor Scott & White Holdings Series 2021 1.777%, 11/15/2030	1,000	894,750
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,293,490
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,968,639
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	784,510

Total Corporates - Investment Grade (cost $6,062,730)		4,941,389

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	1,933	1,632,186
DISH DBS Corp. 5.25%, 12/01/2026(b)	959	931,103
5.75%, 12/01/2028(b)	996	963,620

		3,526,909

Consumer Non-Cyclical – 0.0%
Buckingham Senior Living Community, Inc. Series 2025 12.00%, 03/31/2026(e) (h) (i)	40	40,749

Total Corporates - Non-Investment Grade (cost $3,927,676)		3,567,658

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(n) (o) (p) (cost $12,396,608)	12,396,608	$12,396,608

Total Investments – 97.6% (cost $1,549,292,374)(q)		1,549,059,654
Other assets less liabilities – 2.4%		38,719,795

Net Assets – 100.0%		$1,587,779,449

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	2.96%	USD	27,136	$(2,431,984)	$(1,901,356)	$(530,628)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	50,000	04/15/2027	2.743%	CPI#	Maturity	$(275,030)	$—	$(275,030)
USD	35,000	04/15/2027	2.655%	CPI#	Maturity	(131,813)	—	(131,813)
USD	19,310	01/15/2028	1.230%	CPI#	Maturity	4,041,251	—	4,041,251
USD	14,770	01/15/2028	0.735%	CPI#	Maturity	3,677,460	—	3,677,460
USD	12,000	08/29/2029	1.748%	CPI#	Maturity	2,151,659	—	2,151,659
USD	4,825	01/15/2030	1.572%	CPI#	Maturity	943,195	—	943,195
USD	4,825	01/15/2030	1.587%	CPI#	Maturity	935,924	—	935,924
USD	1,670	01/15/2030	1.714%	CPI#	Maturity	302,495	—	302,495
USD	1,670	01/15/2030	1.731%	CPI#	Maturity	299,607	—	299,607
USD	7,850	01/15/2031	2.782%	CPI#	Maturity	625,491	—	625,491
USD	6,150	01/15/2031	2.680%	CPI#	Maturity	557,174	—	557,174
USD	5,000	04/01/2036	2.438%	CPI#	Maturity	521,926	—	521,926
USD	32,000	04/29/2036	2.503%	CPI#	Maturity	2,985,418	—	2,985,418
USD	10,000	05/01/2036	2.510%	CPI#	Maturity	920,964	—	920,964
USD	10,000	08/03/2036	2.488%	CPI#	Maturity	813,119	—	813,119
USD	20,000	08/06/2036	2.440%	CPI#	Maturity	1,742,731	—	1,742,731
USD	40,000	10/04/2036	2.510%	CPI#	Maturity	2,676,439	—	2,676,439
USD	25,000	02/15/2045	2.388%	CPI#	Maturity	369,973	55,812	314,161

						$23,157,983	$55,812	$23,102,171

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	12,700	01/03/2033	1 Day SOFR	3.571%	Annual	$(75,325)	$—	$(75,325)
USD	14,400	03/31/2033	3.553%	1 Day SOFR	Annual	196,193	—	196,193
USD	2,466	08/15/2034	3.856%	1 Day SOFR	Annual	(10,828)	—	(10,828)
USD	23,400	09/25/2035	3.587%	1 Day SOFR	Annual	512,166	—	512,166
USD	12,500	09/25/2035	3.509%	1 Day SOFR	Annual	356,572	—	356,572

						$978,778	$—	$978,778

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	145,000	07/15/2030	2.730%	CPI#	Maturity	$1,574,703	$—	$1,574,703
Bank of America NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	2,627,145	—	2,627,145
Bank of America NA	USD	57,000	01/15/2036	2.468%	CPI#	Maturity	287,957	—	287,957
Bank of America NA	USD	50,000	02/15/2041	2.403%	CPI#	Maturity	1,192,225	—	1,192,225
Bank of America NA	USD	9,500	02/15/2041	2.463%	CPI#	Maturity	143,182	—	143,182
Bank of America NA	USD	20,000	02/15/2045	2.359%	CPI#	Maturity	451,778	—	451,778
Bank of America NA	USD	16,500	02/15/2046	2.429%	CPI#	Maturity	197,252	—	197,252
Bank of America NA	USD	11,500	02/15/2046	2.442%	CPI#	Maturity	113,500	—	113,500
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	2,942,857	—	2,942,857
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	2,135,419	—	2,135,419
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	2,302,505	—	2,302,505
Citibank NA	USD	145,000	07/15/2026	2.618%	CPI#	Maturity	(1,332,640)	—	(1,332,640)
Citibank NA	USD	106,000	07/15/2026	2.733%	CPI#	Maturity	(1,220,415)	—	(1,220,415)
Citibank NA	USD	55,000	07/15/2026	3.072%	CPI#	Maturity	(1,011,210)	—	(1,011,210)
Citibank NA	USD	12,500	01/15/2030	2.516%	CPI#	Maturity	35,357	—	35,357
Citibank NA	USD	10,000	01/15/2030	2.509%	CPI#	Maturity	31,658	—	31,658
Citibank NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	1,455,997	—	1,455,997
Citibank NA	USD	70,000	02/15/2035	2.477%	CPI#	Maturity	223,150	—	223,150
Citibank NA	USD	50,000	02/15/2035	2.410%	CPI#	Maturity	453,866	—	453,866
Citibank NA	USD	40,000	02/15/2035	2.456%	CPI#	Maturity	203,262	—	203,262
Citibank NA	USD	15,000	02/15/2035	2.495%	CPI#	Maturity	23,996	—	23,996
Goldman Sachs International	USD	40,000	07/15/2026	2.575%	CPI#	Maturity	(333,315)	—	(333,315)
Goldman Sachs International	USD	75,000	07/15/2030	2.413%	CPI#	Maturity	414,874	—	414,874
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI#	Maturity	820,093	—	820,093
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI#	Maturity	908,724	—	908,724
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI#	Maturity	418,922	—	418,922
Goldman Sachs International	USD	21,000	02/15/2046	2.396%	CPI#	Maturity	355,967	—	355,967
Goldman Sachs International	USD	11,500	02/15/2046	2.450%	CPI#	Maturity	100,149	—	100,149
JPMorgan Chase Bank NA	USD	5,000	03/01/2027	2.279%	CPI#	Maturity	596,539	—	596,539
JPMorgan Chase Bank NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	1,107,327	—	1,107,327
JPMorgan Chase Bank NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	3,119,156	—	3,119,156
JPMorgan Chase Bank NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	1,906,663	—	1,906,663
JPMorgan Chase Bank NA	USD	29,000	04/15/2032	2.944%	CPI#	Maturity	1,491,885	—	1,491,885

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	$3,380,817	$—	$3,380,817
JPMorgan Chase Bank NA	USD	28,000	02/15/2045	2.413%	CPI#	Maturity	316,851	—	316,851

							$27,436,196	$—	$27,436,196

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	11,075	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$531,485	$—	$531,485

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $126,772,463 or 8.0% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2026.
(d)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.82% of net assets as of January 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$1,038,658	$23,500	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	07/21/2022	1,036,663	23,500	0.00%
Buckingham Senior Living Community, Inc. Series 2025 12.00%, 03/31/2026	12/18/2025	40,000	40,749	0.00%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,190,000	1,194,029	0.08%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019	$2,195,475	$111,000	0.01%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265%, 11/01/2046	06/24/2024	1,910,000	1,912,910	0.12%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032	11/25/2022	1,000,000	991,985	0.06%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	1,000,000	974,136	0.06%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025- 12/18/2025	390,447	390,446	0.02%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,120,000	1,120,218	0.07%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	950,000	190,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021	1,000,000	110,000	0.01%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	2,500,000	1,500,000	0.09%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	5,000,000	4,621,474	0.29%

(f)	Defaulted.
(g)	IO - Interest Only.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Fair valued by the Adviser.
(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2026.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2026.
(l)	Defaulted matured security.
(m)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(n)	The rate shown represents the 7-day yield as of period end.
(o)	Affiliated investments.
(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $86,614,084 and gross unrealized depreciation of investments was $(35,328,802), resulting in net unrealized appreciation of $51,285,282.

As of January 31, 2026, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.5% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Bond Inflation Strategy

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,425,767,417	$580,446	(a)	$1,426,347,863
Short-Term Municipal Notes	—	101,806,136	—		101,806,136
Corporates - Investment Grade	—	4,941,389	—		4,941,389
Corporates - Non-Investment Grade	—	3,526,909	40,749		3,567,658
Short-Term Investments	12,396,608	—	—		12,396,608

Total Investments in Securities	12,396,608	1,536,041,851	621,195	(a)	1,549,059,654
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	23,564,826	—		23,564,826
Centrally Cleared Interest Rate Swaps	—	1,064,931	—		1,064,931
Inflation (CPI) Swaps	—	31,333,776	—		31,333,776
Interest Rate Swaps	—	531,485	—		531,485
Liabilities:
Centrally Cleared Credit Default Swaps	—	(2,431,984)	—		(2,431,984)
Centrally Cleared Inflation (CPI) Swaps	—	(406,843)	—		(406,843)
Centrally Cleared Interest Rate Swaps	—	(86,153)	—		(86,153)
Inflation (CPI) Swaps	—	(3,897,580)	—		(3,897,580)

Total	$12,396,608	$1,585,714,309	$621,195	(a)	$1,598,732,112

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$11,629	$103,422	$102,654	$12,397	$166